Accrued expenses payable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Accrued Expenses Payable

	2021	2020
Accruals and estimations	$4,290	$23,589
Labor related provisions	23,163	6,541
Liability for social security contributions	5,043	3,275
Other	271	590

	$32,767	$33,995